UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-21506

Name of Fund:  BlackRock Capital and Income Strategies Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Capital and Income Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 07/01/06 - 09/30/06

Item 1 - Schedule of Investments


BlackRock Capital and Income Strategies Fund, Inc.

Schedule of Investments as of September 30, 2006                                                                (in U.S. dollars)

Preferred Securities

                                         Face
Industry                               Amount   Capital Trusts                                                          Value
Commercial Banks - 2.7%       $     1,000,000   Dresdner Funding Trust I, 8.151% due 6/30/2031 (j)                $     1,184,343
                                    2,000,000   Mizuho JGB Investment LLC, 9.87% (b)(i)(j)                              2,142,084
                                    2,000,000   SB Treasury Co. LLC, 9.40% (b)(i)(j)                                    2,125,358
                                    2,000,000   Westpac Capital Trust III, 5.819% (b)(i)(j)                             1,988,560

                                                Total Capital Trusts (Cost - $7,690,510) - 2.7%                         7,440,345


                                       Shares
                                         Held   Preferred Stocks
Capital Markets - 2.3%                 80,000   Goldman Sachs Group, Inc. Series A, 3.91%                               2,066,400
                                       40,000   Lehman Brothers Holdings, Inc., 6.50%                                   1,031,200
                                       40,000   Lehman Brothers Holdings, Inc. Series G, 3%                             1,017,500
                                       80,000   Morgan Stanley Group, Inc. Series A, 6.186%                             2,064,000
                                                                                                                  ---------------
                                                                                                                        6,179,100

Commercial Banks - 4.9%                60,000   Banco Santander Central Hispano SA, 6.41%                               1,536,000
                                       27,734   First Republic Bank, 6.25%                                                688,150
                                        1,674   First Tennessee Bank NA, 3.90% (b)(j)                                   1,724,220
                                       80,000   HSBC USA, Inc., 3.50%                                                   2,040,000
                                       20,000   Royal Bank of Scotland Group Plc Series L, 5.75%                          479,200
                                       60,000   Royal Bank of Scotland Group Plc Series N, 6.35%                        1,518,000
                                        2,000   SG Preferred Capital II, 6.302%                                         2,120,000
                                       40,000   Sovereign Bancorp, Inc. Series C, 7.30% (a)                             1,072,000
                                       40,000   SunTrust Banks, Inc., 5.92%                                             1,018,400
                                       40,000   US Bancorp Series B, 5.56%                                              1,034,000
                                                                                                                  ---------------
                                                                                                                       13,229,970

Diversified Financial                   9,200   Bank of America Corp. Series D, 6.20%                                     234,784
Services - 0.6%                        50,000   CIT Group, Inc. Series A, 6.35%                                         1,290,500
                                                                                                                  ---------------
                                                                                                                        1,525,284

Electric Utilities - 3.4%              11,109   Connecticut Light & Power, 5.28%                                          500,599
                                       11,394   Delmarva Power & Light, 4.20%                                             954,604
                                       11,250   Delmarva Power & Light, 4.28%                                             836,368
                                       20,000   Duquesne Light Co., 6.50%                                                 985,200
                                        6,800   Entergy Arkansas, Inc., 6.45%                                             172,125
                                       12,000   Entergy Louisiana LLC, 6.95%                                            1,212,000
                                       40,000   Interstate Power & Light Co. Series B, 8.375%                           1,240,000
                                       20,000   PPL Electric Utilities Corp., 6.25%                                       509,376
                                       10,000   Peco Energy Co. Series D, 4.68%                                           811,500
                                       20,000   Southern California Edison Co., 5.349%                                  2,020,000
                                                                                                                  ---------------
                                                                                                                        9,241,772

Food Products - 1.5%                    2,000   General Mills, Inc., 4.50%                                              1,987,600
                                           20   HJ Heinz Finance Co., 6.226% (j)                                        2,060,000
                                                                                                                  ---------------
                                                                                                                        4,047,600

Gas Utilities - 0.3%                   35,000   Southern Union Co., 7.55%                                                 902,300

Insurance - 4.9%                       40,000   ACE Ltd. Series C, 7.80%                                                1,038,000
                                       80,000   Aegon NV, 6.375%                                                        2,023,200
                                       40,000   Arch Capital Group Ltd., 8%                                             1,060,000
                                        8,000   Axis Capital Holdings Ltd. Series A, 7.25%                                202,000
                                       48,000   Endurance Specialty Holdings Ltd., 7.75%                                1,226,400
                                       30,000   Genworth Financial, Inc. Series A, 5.25%                                1,514,064
                                       42,000   Metlife, Inc. Series B, 6.50%                                           1,088,220
                                       32,000   Principal Financial Group Series B, 6.518%                                880,000
                                       80,000   Prudential Plc, 6.75%                                                   2,037,600
                                        2,200   Zurich RegCaPS Funding Trust, 6.58% (j)                                 2,282,500
                                                                                                                  ---------------
                                                                                                                       13,351,984

Multi-Utilities - 0.7%                 80,000   Pacific Gas & Electric Co. Series A, 6%                                 1,984,000

Oil, Gas & Consumable                  19,500   Apache Corp. Series B, 5.68% (a)                                        1,943,298
Fuels - 0.7%

Thrifts & Mortgage                     45,000   Fannie Mae, 7%                                                          2,382,187
Finance - 5.7%                         25,000   Fannie Mae Series I, 5.375%                                             1,137,500
                                       59,350   Fannie Mae Series L, 5.125%                                             2,620,302
                                      150,000   Freddie Mac, 3.93%                                                      6,337,500
                                       40,000   Freddie Mac, 5.87%                                                      2,050,000
                                       40,000   Washington Mutual Capital Trust 2001 Series K, 6.09%                    1,005,200
                                                                                                                  ---------------
                                                                                                                       15,532,689

                                                Total Preferred Stocks (Cost - $66,917,884) - 25.0%                    67,937,997


                                                Real Estate Investment Trusts
Real Estate Investment Trusts          52,000   Alexandria Real Estate Equities, Inc. Series C, 8.375%                  1,362,400
(REITs) - 0.5%

                                                Total Real Estate Investment Trusts
                                                (Cost - $1,300,000) - 0.5%                                              1,362,400


                                         Face
                                       Amount   Trust Preferreds
Gas Utilities - 0.4%          $     1,000,000   Southwest Gas Capital II, 7.70% due 9/15/2043                           1,015,491

Insurance - 0.8%                    2,000,000   ABN AMRO North America Capital Funding Trust I, 6.968%
                                                due 9/15/2010 (b)(j)                                                    2,096,452

                                                Total Trust Preferreds (Cost - $3,115,751) - 1.2%                       3,111,943

                                                Total Preferred Securities (Cost - $79,024,145) - 29.4%                79,852,685


                                                Corporate Bonds
Beverages - 0.1%                      250,000   Coca-Cola Femsa SA de CV, 8.95% due 11/01/2006                            250,000

Capital Markets - 0.8%              2,070,000   UBS Luxembourg SA for Sberbank, 7.24% due 10/24/2006 (b)                2,073,105

Commercial Banks - 2.2%               500,000   Alfa MTN Issuance Ltd., 7.75% due 2/09/2007                               500,955
                                    1,350,000   Bangkok Bank PCL, 8.75% due 3/15/2007                                   1,366,042
                                      700,000   Export-Import Bank of Korea, 4.25% due 11/27/2007                         690,767
                                      750,000   ICICI Bank Ltd., 4.75% due 10/22/2008                                     735,002
                                      575,000   Korea Development Bank, 5.25% due 11/16/2006                              574,788
                                    2,000,000   Lloyds TSB Bank Plc, 6.90% (i)                                          2,010,000
                                                                                                                  ---------------
                                                                                                                        5,877,554

Diversified Financial                 900,000   AC International Finance Ltd., 8.125% due 2/21/2008                       921,153
Services - 1.0%                     1,920,000   Salomon Brothers AG for OAO Gazprom,
                                                9.125% due 4/25/2007                                                    1,957,056
                                                                                                                  ---------------
                                                                                                                        2,878,209

Diversified Telecommunication         750,000   Empresa Brasileira de Telecom SA Series B,
Services - 0.7%                                 11% due 12/15/2008                                                        823,125
                                      675,000   Excelcomindo Finance Co. BV, 8% due 1/27/2009                             688,500
                                      300,000   Philippine Long Distance Telephone Co., 7.85% due 3/06/2007               301,125
                                                                                                                  ---------------
                                                                                                                        1,812,750

Electric Utilities - 0.3%             500,000   Tenaga Nasional Bhd, 7.20% due 4/29/2007                                  504,009
                                      350,000   Tenaga Nasional Bhd, 7.50% due 11/01/2025                                 406,522
                                                                                                                  ---------------
                                                                                                                          910,531

Independent Power Producers           150,000   Aes Dominicana Energia Finance SA, 11% due 12/13/2015 (j)                 154,500
& Energy Traders - 0.0%

Metals & Mining - 0.6%                320,000   Cia Siderurgica Paulista, 7.25% due 11/07/2006                            320,320
                                    1,350,000   Freeport-McMoRan Copper & Gold, Inc.,
                                                7.50% due 11/15/2006                                                    1,351,688
                                                                                                                  ---------------
                                                                                                                        1,672,008

Multiline Retail - 0.1%               250,000   SM Investments Corp., 8% due 10/16/2007                                   254,231

Oil, Gas & Consumable                 630,000   Gazprom International SA, 7.201% due 2/01/2020                            660,744
Fuels - 2.2%                          750,000   MEI Euro Finance Ltd., 10% due 3/19/2007                                  753,750
                                      900,000   Pemex Project Funding Master Trust, 8.85% due 9/15/2007                   927,000
                                      300,000   Pemex Project Funding Master Trust, 6.125% due 8/15/2008                  301,800
                                      610,000   Petrobras Energia SA, 9% due 1/30/2007                                    613,508
                                      720,000   Petroliam Nasional BHD, 7.125% due 10/18/2006                             720,553
                                      175,000   Petroliam Nasional BHD, 7.75% due 8/15/2015                               203,367
                                    1,750,000   YPF SA Series A, 7.75% due 8/27/2007                                    1,776,775
                                                                                                                  ---------------
                                                                                                                        5,957,497

Paper & Forest                        250,000   SINO-FOREST Corp., 9.125% due 8/17/2011 (j)                               259,375
Products - 0.1%

Wireless Telecommunication            625,000   Mobile Telesystems Finance SA, 9.75% due 1/30/2008                        649,438
Services - 0.8%                     1,425,000   Total Access Communication PCL, 8.375% due 11/04/2006                   1,426,535
                                                                                                                  ---------------
                                                                                                                        2,075,973

                                                Total Corporate Bonds (Cost - $24,257,506) - 8.9%                      24,175,733


                                                Foreign Government Obligations
Foreign Government                    153,750   Argentina Bonos, 5.59% due 8/03/2012 (b)                                  142,043
Obligations - 15.0%                 1,376,500   Argentina Government International Bond,
                                                1.33% due 12/31/2038                                                      598,778
                                    1,670,000   Brazilian Government International Bond, 10% due 1/16/2007              1,691,710
                                    2,290,000   Brazilian Government International Bond,
                                                11.50% due 3/12/2008                                                    2,480,070
                                    1,540,000   Brazilian Government International Bond, 10% due 8/07/2011              1,811,040
                                      800,000   Brazilian Government International Bond,
                                                10.50% due 7/14/2014                                                    1,005,200
                                      450,000   Brazilian Government International Bond, 8% due 1/15/2018                 494,325
                                      815,000   Brazilian Government International Bond,
                                                10.125% due 5/15/2027                                                   1,093,730
                                      200,000   Brazilian Government International Bond,
                                                8.25% due 1/20/2034                                                       230,000
                                      115,000   Brazilian Government International Bond,
                                                7.125% due 1/20/2037                                                      117,415
                                       30,000   Bulgaria Government International Bond,
                                                 8.25% due 1/15/2015                                                       35,286
                                    1,000,000   Chile Government International Bond, 5.625% due 7/23/2007               1,001,300
                                      110,000   Chile Government International Bond, 5.50% due 1/15/2013                  110,660
                                      500,000   Colombia Government International Bond,
                                                7.625% due 2/15/2007                                                      500,000
                                    1,420,000   Colombia Government International Bond,
                                                8.625% due 4/01/2008                                                    1,491,000
                                      340,000   Colombia Government International Bond, 10% due 1/23/2012                 396,270
                                      300,000   Colombia Government International Bond,
                                                11.75% due 2/25/2020                                                      420,000
                                      142,087   Dominican Republic International Bond, 9.04% due 1/23/2018                158,072
                                      325,000   Indonesia Government International Bond,
                                                7.50% due 1/15/2016 (j)                                                   346,937
                                    1,170,000   Mexico Government International Bond,
                                                9.875% due 1/15/2007                                                    1,184,625
                                      950,000   Mexico Government International Bond,
                                                8.375% due 1/14/2011                                                    1,060,200
                                      525,000   Mexico Government International Bond Series A,
                                                6.625% due 3/03/2015                                                      557,812
                                    1,150,000   Mexico Government International Bond Series A,
                                                6.75% due 9/27/2034                                                     1,220,725
                                      450,000   Panama Government International Bond, 8.25% due 4/22/2008                 465,750
                                      150,000   Panama Government International Bond, 7.25% due 3/15/2015                 160,125
                                      435,000   Panama Government International Bond,
                                                8.875% due 9/30/2027                                                      538,312
                                    1,090,000   Peru Government International Bond, 9.125% due 1/15/2008                1,139,050
                                      240,000   Peru Government International Bond, 8.75% due 11/21/2033                  294,000
                                      250,000   Philippine Government International Bond,
                                                5.625% due 11/19/2006                                                     249,874
                                    1,700,000   Philippine Government International Bond,
                                                7.50% due 9/11/2007                                                     1,725,255
                                      611,102   Philippine Government International Bond,
                                                6.188% due 6/01/2008 (b)                                                  606,599
                                      250,000   Philippine Government International Bond,
                                                8.375% due 2/15/2011                                                      270,000
                                      180,000   Philippine Government International Bond,
                                                8.875% due 3/17/2015                                                      205,200
                                       65,000   Philippine Government International Bond,
                                                10.625% due 3/16/2025                                                      86,612
                                      750,000   Philippine Government International Bond,
                                                9.50% due 2/02/2030                                                       924,375
                                      430,000   Philippine Government International Bond,
                                                7.75% due 1/14/2031                                                       448,812
                                      134,400   Republic of Peru, Front-Loaded Interest Rate Reduction
                                                Bonds, 5% due 3/07/2017 (b)(e)                                            132,048
                                    2,595,000   Russia Government International Bond,
                                                10% due 6/26/2007                                                       2,677,781
                                      975,000   Russia Government International Bond, 11% due 7/24/2018                 1,403,805
                                      530,000   Russia Government International Bond, 5% due 3/31/2030                    591,533
                                      100,000   Russian Federation Bonds (Regulation S),
                                                12.75% due 6/24/2028                                                      179,450
                                    1,000,000   South Africa Government International Bond,
                                                8.375% due 10/17/2006                                                   1,000,000
                                      650,000   Turkey Government International Bond,
                                                11.375% due 11/27/2006                                                    655,688
                                    1,000,000   Turkey Government International Bond, 10% due 9/19/2007                 1,037,442
                                      715,000   Turkey Government International Bond, 11.50% due 1/23/2012                860,216
                                      500,000   Turkey Government International Bond,
                                                7.375% due 2/05/2025                                                      493,750
                                      225,000   Turkey Government International Bond,
                                                11.875% due 1/15/2030                                                     331,594
                                      930,000   Turkey Government International Bond,
                                                6.875% due 3/17/2036                                                      843,975
                                      345,432   Ukraine Government International Bond,
                                                11% due 3/15/2007                                                         352,742
                                       50,000   Ukraine Government International Bond,
                                                7.65% due 6/11/2013 (j)                                                    52,750
                                      375,000   United Mexican States, 8.125% due 12/30/2019 (e)                          450,000
                                      200,000   Uruguay Government International Bond,
                                                9.25% due 5/17/2017                                                       232,500
                                      273,345   Uruguay Government International Bond,
                                                7.875% due 1/15/2033 (g)                                                  282,912
                                    1,710,000   Venezuela Government International Bond,
                                                9.125% due 6/18/2007                                                    1,748,475
                                      360,000   Venezuela Government International Bond,
                                                5.375% due 8/07/2010                                                      349,200
                                      725,000   Venezuela Government International Bond,
                                                10.75% due 9/19/2013                                                      886,313
                                      495,000   Venezuela Government International Bond,
                                                9.375% due 1/13/2034                                                      611,820
                                      285,682   Venezuela Government International Bond Series DL,
                                                6.438% due 12/18/2007 (b)                                                 284,968

                                                Total Foreign Government Obligations
                                                (Cost - $39,631,569) - 15.0%                                           40,720,124


                                                Municipal Bonds
Municipal Bonds - 0.7%                500,000   Dresdner Bank AG for City of Kiev, 8.75% due 8/08/2008                    514,800
                                      450,000   Dresdner Bank AG for Kyivstar GSM, 10.375% due 8/17/2009                  488,354
                                      100,000   Dresdner Bank AG for Kyivstar GSM,
                                                7.75% due 4/27/2012                                                       101,750
                                      793,000   Santa Fe de Bogota DC, 9.50% due 12/12/2006                               793,000

                                                Total Municipal Bonds (Cost - $1,914,271) - 0.7%                        1,897,904


                                       Shares
                                         Held   Common Stocks
Aerospace & Defense - 5.6%             74,000   Honeywell International, Inc.                                           3,026,600
                                       32,100   Lockheed Martin Corp.                                                   2,762,526
                                       62,300   Northrop Grumman Corp.                                                  4,240,761
                                      108,300   Raytheon Co.                                                            5,199,483
                                                                                                                  ---------------
                                                                                                                       15,229,370

Beverages - 1.1%                      145,000   Coca-Cola Enterprises, Inc.                                             3,020,350

Capital Markets - 4.0%                145,000   The Bank of New York Co., Inc.                                          5,112,700
                                       80,100   Morgan Stanley                                                          5,840,091
                                                                                                                  ---------------
                                                                                                                       10,952,791

Chemicals - 1.0%                       61,400   E.I. du Pont de Nemours & Co.                                           2,630,376

Commercial Banks - 2.5%               187,500   Wells Fargo & Co.                                                       6,783,750

Communications                         49,300   Motorola, Inc.                                                          1,232,500
Equipment - 0.5%

Computers & Peripherals - 4.3%         74,700   Hewlett-Packard Co.                                                     2,740,743
                                       79,200   International Business Machines Corp.                                   6,489,648
                                      481,600   Sun Microsystems, Inc. (d)                                              2,393,552
                                                                                                                  ---------------
                                                                                                                       11,623,943

Diversified Financial                 117,727   Bank of America Corp.                                                   6,306,635
Services - 7.1%                        99,290   Citigroup, Inc.                                                         4,931,734
                                      169,872   JPMorgan Chase & Co.                                                    7,977,189
                                                                                                                  ---------------
                                                                                                                       19,215,558

Diversified Telecommunication         166,500   AT&T, Inc.                                                              5,421,240
Services - 5.0%                        76,600   BellSouth Corp.                                                         3,274,650
                                      130,300   Verizon Communications, Inc.                                            4,838,039
                                                                                                                  ---------------
                                                                                                                       13,533,929

Electric Utilities - 2.5%              65,100   FPL Group, Inc.                                                         2,929,500
                                      108,000   The Southern Co.                                                        3,721,680
                                                                                                                  ---------------
                                                                                                                        6,651,180

Energy Equipment &                     42,600   BJ Services Co.                                                         1,283,538
Services - 2.3%                        70,400   GlobalSantaFe Corp.                                                     3,519,296
                                       52,100   Halliburton Co.                                                         1,482,245
                                                                                                                  ---------------
                                                                                                                        6,285,079

Food & Staples Retailing - 0.3%        29,600   The Kroger Co.                                                            684,944

Food Products - 4.1%                   11,100   Cadbury Schweppes Plc (a)                                                 474,747
                                       83,000   General Mills, Inc.                                                     4,697,800
                                       45,100   Kraft Foods, Inc.                                                       1,608,266
                                      170,700   Unilever NV (a)                                                         4,188,978
                                                                                                                  ---------------
                                                                                                                       10,969,791

Health Care Equipment &               113,000   Baxter International, Inc.                                              5,136,980
Supplies - 1.9%

Hotels, Restaurants &                  82,500   McDonald's Corp.                                                        3,227,400
Leisure - 1.2%

Household Durables - 0.9%              73,400   Koninklijke Philips Electronics NV                                      2,569,734

Household Products - 1.7%              70,300   Kimberly-Clark Corp.                                                    4,594,808

IT Services - 0.9%                    427,900   Unisys Corp. (d)                                                        2,421,914

Industrial Conglomerates - 3.5%       140,900   General Electric Co.                                                    4,973,770
                                      162,500   Tyco International Ltd.                                                 4,548,375
                                                                                                                  ---------------
                                                                                                                        9,522,145

Insurance - 8.6%                       38,100   The Allstate Corp.                                                      2,390,013
                                       92,100   American International Group, Inc.                                      6,102,546
                                       71,600   Genworth Financial, Inc. Class A                                        2,506,716
                                       38,600   Hartford Financial Services Group, Inc.                                 3,348,550
                                       76,400   Marsh & McLennan Cos., Inc.                                             2,150,660
                                      100,100   The St. Paul Travelers Cos., Inc.                                       4,693,689
                                       32,700   XL Capital Ltd. Class A                                                 2,246,490
                                                                                                                  ---------------
                                                                                                                       23,438,664

Machinery - 0.8%                       25,800   Deere & Co.                                                             2,164,878

Media - 6.0%                           99,900   Comcast Corp. Special Class A (d)                                       3,677,319
                                       28,900   Gannett Co., Inc.                                                       1,642,387
                                      276,300   Interpublic Group of Cos., Inc. (d)                                     2,735,370
                                      286,400   Time Warner, Inc.                                                       5,221,072
                                       99,400   Walt Disney Co.                                                         3,072,454
                                                                                                                  ---------------
                                                                                                                       16,348,602

Metals & Mining - 1.4%                134,800   Alcoa, Inc.                                                             3,779,792

Multi-Utilities - 1.5%                 50,500   Consolidated Edison, Inc.                                               2,333,100
                                       23,500   Dominion Resources, Inc.                                                1,797,515
                                                                                                                  ---------------
                                                                                                                        4,130,615

Office Electronics - 1.0%             180,900   Xerox Corp. (d)                                                         2,814,804

Oil, Gas & Consumable                  39,000   Chevron Corp.                                                           2,529,540
Fuels - 4.6%                          149,900   Exxon Mobil Corp.                                                      10,058,290
                                                                                                                  ---------------
                                                                                                                       12,587,830

Pharmaceuticals - 5.4%                 67,000   GlaxoSmithKline Plc (a)                                                 3,566,410
                                       40,600   Johnson & Johnson                                                       2,636,564
                                      181,800   Pfizer, Inc.                                                            5,155,848
                                      146,700   Schering-Plough Corp.                                                   3,240,603
                                                                                                                  ---------------
                                                                                                                       14,599,425

Semiconductors & Semiconductor         42,400   Applied Materials, Inc.                                                   751,752
Equipment - 3.2%                      156,300   Fairchild Semiconductor International, Inc. (d)                         2,922,810
                                      113,000   Intel Corp.                                                             2,324,410
                                      334,900   LSI Logic Corp. (d)                                                     2,752,878
                                                                                                                  ---------------
                                                                                                                        8,751,850

Specialty Retail - 0.9%               124,000   The Gap, Inc.                                                           2,349,800

                                                Total Common Stocks (Cost - $200,616,901) - 83.8%                     227,252,802



                                   Beneficial
Industry                             Interest   Other Interests (f)
Foreign Government            $       300,000   Argentina Government International Bond                                    29,700
Obligations - 0.0%

                                                Total Other Interests (Cost - $13,883) - 0.0%                              29,700



                                                Short-Term Securities
                                    7,307,858   BlackRock Liquidity Series, LLC Cash Sweep
                                                Series I, 5.18% (c)(h)                                                  7,307,858

                                                Total Short-Term Securities (Cost - $7,307,858) - 2.7%                  7,307,858

                                                Total Investments (Cost - $352,766,133) - 140.5%                      381,236,806


                                    Number of
                                    Contracts   Options Written
Call Options Written                    2,000   Wells Fargo & Co., expiring October 2006 at USD 35, Broker
                                                Morgan Stanley Capital Services, Inc.                                   (292,600)

                                                Total Options Written
                                                (Premiums Received - $122,008) - (0.1%)                                 (292,600)

                                                Total Investments, Net of Options Written
                                                (Cost - $352,644,125*) - 140.4%                                       380,944,206
                                                Liabilities in Excess of Other Assets - (40.4%)                     (109,545,283)
                                                                                                                  ---------------
                                                Net Assets - 100.0%                                               $   271,398,923
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                $     352,838,235
                                                  =================
    Gross unrealized appreciation                 $      33,209,025
    Gross unrealized depreciation                       (5,103,054)
                                                  -----------------
    Net unrealized appreciation                   $      28,105,971
                                                  =================


(a) Depositary receipts.

(b) Floating rate security.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net          Interest
    Affiliate                                   Activity        Income

    BlackRock Liquidity Series, LLC
    Cash Sweep Series I                       $(4,841,347)     $159,443


(d) Non-income producing security.

(e) Brady Bonds are securities which have been issued to refinance commercial bank loans and other debt. The risk associated with these instruments is the amount of any uncollateralized principal or interest payments since there is a high default rate of commercial bank loans by countries issuing these securities.

(f) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(g) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(h) Represents the current yield as of September 30, 2006.

(i) The security is a perpetual bond and has no definite maturity date.

(j) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Capital and Income Strategies Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       ----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Capital and Income Strategies Fund, Inc.


Date:  November 17, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       ----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Capital and Income Strategies Fund, Inc.


Date:  November 17, 2006


By:    /s/ Donald C. Burke
       ----------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Capital and Income Strategies Fund, Inc.


Date:  November 17, 2006